Intangible assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible assets
12.	Intangible assets

	Technology Know-how	Development costs	Goodwill	Trademarks	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Cost
At January 1, 2019	136,822	195,879	218,311	—	551,012
Addition	—	366,708	—	169,811	536,519

At December 31, 2019 and January 1, 2020	136,822	562,587	218,311	169,811	1,087,531
Addition	—	530,836	—	—	530,836

At December 31, 2020	136,822	1,093,423	218,311	169,811	1,618,367

Accumulated amortization and impairment
At January 1, 2019	126,700	—	5,675	—	132,375
Amortization	1,012	—	—	—	1,012

At December 31, 2019 and January 1, 2020	127,712	—	5,675	—	133,387
Amortization	1,012	—	—	—	1,012

At December 31, 2020	128,724	—	5,675	—	134,399

Net carrying amount
At December 31, 2019	9,110	562,587	212,636	169,811	954,144

At December 31, 2020	8,098	1,093,423	212,636	169,811	1,483,968

US$’000	1,251	168,965	32,858	26,241	229,315

Goodwill
Goodwill represents the excess of
purchase
consideration over fair value of net assets of businesses acquired.
Goodwill acquired through business combinations have been allocated to two cash-generating units for impairment testing as follows:

•	Yuchai

•	Yulin Hotel. Goodwill allocated to Yulin Hotel was fully impaired in 2008.
Carrying amount of goodwill allocated to the cash-generating unit:

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

Yuchai	212,636	212,636	32,858

Yuchai unit
The Group performs its impairment test annually. The recoverable amount of the unit was determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a ten-year period. The business of Yuchai is stable since the Group has control in 1994 and the business model of Yuchai is unlikely to change in the foreseeable future. The pre-tax discount rate applied to the cash flow projections was 12.37% (2019: 13.32%) and cash flows beyond the ten-year period are extrapolated using a 6% growth rate (2019: 5.7%) that is the same as the long-term average growth rate for PRC. No impairment was identified for this unit.

Key assumptions used for value in use calculations
Key assumptions used in estimation of value in use were as follows:

•	Profit from operation

•	Discount rate

•	Growth rate used to extrapolate cash flows beyond the forecast period
Profit from operation – Profit from operation is based on management’s estimate with reference to historical performance and future business outlook of Yuchai unit.
Discount rate – Discount rate reflects management’s estimate of the risks specific to the cash-generating unit and is estimated based on weighted average cost of capital (“WACC”). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the cash-generating unit is obliged to service. This rate is weighted according to the optimal debt/equity structure arrived on the basis of the capitalization structure of the peer group.
Growth rate estimate – Growth rate is based on management’s estimate with reference to general available indication of long-term gross domestic product growth rate of China. The long-term rates used to extrapolate the budget for Yuch ai are
6.0
% an
d 5.7% for 2020 and 2019 respectively.
Sensitivity to changes in assumptions
The implications of the key assumptions for the recoverable amount are discussed below:
Profit from operation – A decreased demand can lead to a decline in profit from operation. A decrease in demand by
13.99
%
(2019: 17.57%) would result in impairment.
Discount rate – A rise in
pre-tax
discount rate to
13.58
%
(2019: 14.79%) in the Yuchai unit would result in impairment.
Growth rate assumptions – Management recognizes that the speed of technological change and the possibility of new entrants can have a significant impact on growth rate assumptions. A reduction to
3.60
%
(2019: 2.40%) in the long-term growth rate in Yuchai unit would result in impairment.
With regard to the assessment of value in use of the Yuchai unit, management believes that no reasonably possible change in any of the above key assumptions would cause the recoverable amount to materially fall below the carrying value of the unit.
Technology
know-how
held by Jining Yuchai
At December 31, 2017, the Group has an intangible asset representing technology development costs held by Jining Yuchai with carrying amount of RMB 10.1 million.
In 2018, the development for 4Y20 engine platform was completed and the technical development costs with carrying amount of RMB 10.1 million as of December 31, 2017 was reclassified as the Group’s technology know-how.
In late 2018, the Group has commenced the production of 4Y20 engine. Since 2019 the production volume has gradually ramped up to meet the market demand and management believe that there is no indicator for further impairment in 2019 and 2020. Management has also considered there is no significant changes in the market and economic that will have a favorable effect to the recoverable amount of the intangible asset and had concluded that there is no reversal of impairment to be recognized in 2020.

Development costs
During 2019 and 2020, the Group has capitalized development costs of RMB 366.7 million and RMB 530.8 million (US$ 82.0 million), respectively, for new engines that comply with National VI and Tier 4 emission standards. As of December 31, 2020, the total capitalized development costs are
RMB 1,093.4 million (US$ 169.0 million). These development costs relate to on-going development efforts and, accordingly, have not yet been available for use, and therefore no amortization charges were recorded.
In 2019 and 2020, the Group performs an impairment test on the development costs that are not available for use. No impairment has been identified. The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. In 2019, the Group used 10 years forecast and in 2020, in view of current speed of technological change, management shortened the projection period to eight years. Both the 2019 and 2020 cash flow forecasts were based on the updated financial budgets approved by the senior management with no terminal value.
Key assumptions used in estimation of value in use were as follows:

•
Profit from operation – Profit from operation is based on management’s estimate with reference to historical revenue generated, growth rate and estimation of future business outlook. In 2020, the revised business plan projected 8 years, the revenue growth rate is estimated at around 10% year-on-year from 2021 to 2023 due to enforcement of implementation of new emission standard, and decrease to 5% in 2024 and 2025. Management assumed no revenue growth from 2026 to 2028 after reaching the commercial deployment of technology. In 2019, the revenue was estimated to grow significantly from 2020 to 2022, and the growth expected to decrease to 10% to 15% from 2023 to 2025, and subsequently remain at a constant growth rate of 10% from 2026 to 2029.

•
Discount rate – Discount rate reflects management’s estimate of the risks specific to the cash-generating unit and is estimated based on weighted average cost of capital (“WACC”). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the cash-generating unit is obliged to service. This rate is weighted according to the optimal debt/equity structure arrived on the basis of the capitalization structure of the peer group. The Group has applied a pre-tax discount rate of 12.37% (2019: 13.32%).

Sensitivity to changes in assumptions
The implications of the key assumptions for the recoverable amount are discussed below:
Profit from operation – A decreased demand can lead to a decline in profit from operation. A decrease in demand by
25.94%
(2019: 4.53
%) would result in impairmen
t
.
Discount rate – A rise in
pre-tax
discount rate
to
20.05
%
(2019: 14.13%) would result in impairmen
t
.
With regard to the assessment of value in use, management believes that no reasonably possible change in any of the above key assumptions would cause the recoverable amount to materially fall below the carrying value.
Trademarks
In 2019, Yuchai entered into a trademark license agreement with GY Group under which Yuchai was granted the exclusive and perpetual use of the trademarks listed in the trademark license agreement for a one-time
usage fee of RMB 169.8 million.
Management has assessed and concluded that the right granted by the trademark license, according to the terms and conditions of the trademark license agreement, is indefinite.
In 2019 and 2020, the Group performed an annual impairment review by taking Yuchai as a cash –

generating unit. Using the same cash flow projection and assumptions for goodwill impairment test disclosed above, management concluded that no impairment charge is to be recognized in 2019 and 2020.